Events after the reporting date	6 Months Ended
Jun. 30, 2024
Notes and other explanatory information [abstract]
Events after the reporting date

12.	Events after the reporting date

On July 22, 2024, the Company utilised its capacity under its Registration Statement on Form F-3 to raise $5.0 million in gross proceeds in a Registered Direct Offering with certain institutional investors for the sale of an aggregate of 5,050,808 ADSs and 278,975 pre-funded warrants at a price of $0.94 per ADS. In a concurrent Private Placement, the Company issued and sold to the Investors (i) Series J warrants exercisable for 5,329,783 Depositary Shares, and (ii) Series K Warrants to purchase an aggregate of 5,329,783 Depositary Shares. The Series J and Series K warrants are exercisable for five years and one year, respectively, at $1.00 per ADS each.

On August 27,2024, the Company , received a Staff Determination letter (the “Letter”) from the Listing Qualifications Department of The Nasdaq Stock Market LLC (“Nasdaq”) notifying the Company of the Staff’s determination to delist the Company’s securities from The Nasdaq Capital Market because the Company’s securities have had a closing bid price below $1.00 for 30 consecutive business days, which triggers a notice of delisting pursuant to Nasdaq Listing Rule 5550(a)(2) (the “Rule”). Normally, a company would be afforded a 180-calendar day period to demonstrate compliance with the Rule. However, pursuant to Listing Rule 5810(c)(3)(A)(iv), the Company is not eligible for any compliance period specified in Rule 5810(c)(3)(A) because the Company effected reverse stock splits over the prior two-year period with a cumulative ratio of 250 shares or more to one.

Accordingly, and as described in the Letter, unless the Company timely requested a hearing before a Hearings Panel (the “Panel”), the Company’s securities would be subject to suspension/delisting. Accordingly, the Company requested a hearing before the Panel. The hearing request will automatically stay any suspension or delisting action pending the hearing and the expiration of any additional extension period granted by the Panel following the hearing.

On September 19, 2024, the Company announced a ratio change on its ADSs from one (1) ADS representing four hundred (400) ordinary shares, to the new ratio of one (1) ADS representing ten thousand (10,000) ordinary shares (the "Ratio Change"). The effective date of the Ratio Change is expected to be October 4, 2024.